Employee Benefit Plan, Description of Plan (Details) - EBP001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plans vested percentage	100.00%
Participant contribution parent common stock maximum deferral and corresponding match percentage	15.00%
Employee benefit plan participant contribution pre tax minimum annual compensation to total compensation, percentage	1.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	75.00%
Service years requirement for company matching	1 year
Service hours requirement for nonelective employer contribution	1000 hours
Employer contributions	$ 4,677,576	$ 4,204,078
Employer contribution vesting service period	3 years
Note receivable from participant general loan borrowing term	5 years
Note receivable from participant principal residence loans term	30 years
Maximum account balance for required Single lump sum distribution	$ 7,000
Forfeited nonvested account	74,397	88,968
Forfeited nonvested account, decrease from administrative expense	0
Forfeited nonvested account, decrease from employer contribution	$ 80,355
Cash balance matching program participants
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage	75.00%
Employer contribution vesting service period	6 years
Wolf Creek savings employees certain groups
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage	50.00%
Old program employees
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage	50.00%
Post Program, New Program, New Program Plus, EKC And WC Enhanced Savings
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage	100.00%
Non-elective employee benefit plan contribution, percentage	4.00%
New Program Plus, Evergy Kansas Central Enhanced, and Wolf Creek Enhanced programs
EBP, Description of Plan [Line Items]
Employer contributions	$ 3,525,337	$ 3,078,974